Commitments and Contingencies (Future Minimum Annual Lease Payments, Net of Sublease Income, Under all Noncancelable Operating Leases) (Details) (USD $) In Millions	Dec. 31, 2010
Commitments and Contingencies
2011	$ 259
2012	240
2013	191
2014	156
2015	129
Thereafter	$ 579